Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	R$ 85,930	R$ 2,457
Short-term investments	515,201	72,321
Trade receivables	115,115	88,130
Income taxes recoverable	2,240	4,711
Prepaid expenses	10,223	8,938
Other current assets	3,081	1,858
Total current assets, other than assets classified as held for sale	731,790	178,415
Assets classified as held for sale		36,433
TOTAL CURRENT ASSETS	731,790	214,848
NON-CURRENT ASSETS
Trade receivables	6,924	3,786
Indemnification assets	9,191	14,801
Deferred tax assets	50,775	37,146
Other non-current assets	3,625	1,359
Right-of-use assets	127,921	88,534
Property and equipment	96,669	70,033
Intangible assets	660,950	658,170
TOTAL NON-CURRENT ASSETS	956,055	873,829
TOTAL ASSETS	1,687,845	1,088,677
CURRENT LIABILITIES
Trade payables	32,240	29,978
Loans and financing	151,757
Lease liabilities	23,365	17,265
Labor and social obligations	26,785	16,784
Taxes payable	2,404	1,657
Prepayments from customers	9,657	3,186
Accounts payable from acquisition of subsidiaries	134,988	128,888
Other current liabilities	1,364	349
Total current liabilities, other than liabilities directly associated with assets classified as held for sale	382,560	198,107
Liabilities directly associated with assets classified as held for sale		23,284
TOTAL CURRENT LIABILITIES	382,560	221,391
NON-CURRENT
Lease liabilities	125,988	85,923
Share-based compensation	46,260	34,950
Accounts payable from acquisition of subsidiaries	139,873	250,652
Provisions for contingencies	14,439	18,403
Deferred tax liabilities		24,958
Other non-current liabilities	777	1,067
TOTAL NON-CURRENT LIABILITIES	327,337	415,953
TOTAL LIABILITIES	709,897	637,344
EQUITY
Share capital	6	548,380
Capital reserves	1,022,056	(1,248)
Revenue reserves		429
Accumulated losses	(44,114)	(96,228)
TOTAL EQUITY	977,948	451,333
TOTAL LIABILITIES AND EQUITY	R$ 1,687,845	R$ 1,088,677